17. Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities

17.	Other liabilities:

	December 31,	December 31,
	2017	2016
Due to individual investors (a)	$–	$5,479
Withholding individual income tax payable	15,199	15,199
Unpaid acquisition payable	57,838	47,197
Other current liabilities	12,273	3,342
Total other current liabilities	85,310	71,217
Other non-current liabilities	756	711
Accrued warranty reserve	1,537	1,580
Total other non-current liabilities	2,293	2,291
Total other liabilities	$87,603	$73,508

(a)	Due to Individual Investors

Amount due to individual investors as of December 31, 2016 was related to funds raised through the on-line platform of Solar Energy. From time to time, individual investors may have funds in their members’ accounts without subscribing for any on-line products. Such funds provided to the Group are not entitled to any interest. These non-interest bearing funds are recorded as amount due to individual investors under other current liabilities. Since April 2017, investors had issues on recovering their funds in the members’ accounts, principal invested in on-line products nor interest earned. All the amounts due to individual investors were recorded as loan financing from through on-line platform as of December 31, 2017.

(b)	Unpaid Acquisition Payable

Acquisition payable was $57,838 and $47,197 as of December 31, 2017 and 2016, respectively. It mainly included unpaid purchase consideration of Sinsin (See Note 4 Deconsolidation of Sinsin).